Significant Risks and Uncertainties Including Business and Credit Concentrations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 290,716	$ 268,585	$ 281,129
Customer concentration risk | Revenues | Minimum
Significant Risks and Uncertainties Including Business and Credit Concentrations
Percentage of partnership's consolidated revenues	10.00%	10.00%	10.00%
Customer concentration risk | Revenues | Eni Trading and Shipping S.p.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues		$ 36,256	$ 43,823
Percentage of partnership's consolidated revenues	0.00%	14.00%	16.00%
Customer concentration risk | Revenues | Fronape International Company, a subsidiary of Petrobras Transporte S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 51,743	$ 45,975	$ 45,115
Percentage of partnership's consolidated revenues	18.00%	17.00%	17.00%
Customer concentration risk | Revenues | Equinor ASA
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 36,563	$ 24,828	$ 17,897
Percentage of partnership's consolidated revenues	13.00%	9.00%	7.00%
Customer concentration risk | Revenues | Repsol Sinopec Brasil, B.V., a subsidiary of Repsol Sinopec Brasil, S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 36,946	$ 37,571	$ 37,030
Percentage of partnership's consolidated revenues	13.00%	14.00%	14.00%
Customer concentration risk | Revenues | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 33,019	$ 12,546	$ 59,825
Percentage of partnership's consolidated revenues	12.00%	5.00%	22.00%
Customer concentration risk | Revenues | Galp Sinopec Brasil Services BV
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 464	$ 16,621	$ 35,622
Percentage of partnership's consolidated revenues	0.00%	6.00%	13.00%
Customer concentration risk | Revenues | KNOT
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 28,682	$ 19,220	$ 6,566
Percentage of partnership's consolidated revenues	10.00%	7.00%	2.00%
Customer concentration risk | Revenues | Chartering and Shipping Service S.A., a subsidiary of TotalEnergies
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 41,030	$ 25,352
Percentage of partnership's consolidated revenues	14.00%	9.00%	0.00%